Schedule of detailed information about property plant and equipment (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning	$ 3,035,875
Ending	2,591,861	$ 3,035,875
Property, plant and equipment, carrying amount	2,591,861	3,035,875
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	26,311	34,225
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	33,378	39,657
Medical Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	15,304	21,138
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	114,425	108,716
Renovation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	276,355	288,748
Laboratory [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	1,515,138	1,850,766
Aircraft [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	473	596
Mobile device [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	433	604
Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	423,751	524,832
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	137,685	144,677
Computer And ICT [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	10,287	11,807
Signboard [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	38,321
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning	10,109
Ending		10,109
Property, plant and equipment, carrying amount		10,109
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning	4,690,035	4,791,627
Additions	221,317	274,467
Written off	(103,224)	(148,148)
Exchange difference	(311,038)	(227,911)
Ending	4,497,090	4,690,035
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning	76,412	75,847
Additions	3,557	4,156
Written off	(4,694)
Exchange difference	(5,012)	(3,591)
Ending	70,263	76,412
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning	94,392	96,665
Additions	7,699	2,327
Written off	(5,916)
Exchange difference	(6,250)	(4,600)
Ending	89,925	94,392
Gross carrying amount [member] | Medical Equipment [member]
IfrsStatementLineItems [Line Items]
Beginning	23,775	1,251
Additions		23,425
Written off		(1,015)
Exchange difference	(1,567)	114
Ending	22,208	23,775
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning	169,144	175,972
Additions	30,094	1,566
Written off
Exchange difference	(11,670)	(8,394)
Ending	187,568	169,144
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning	670,338	699,652
Additions	78,274	4,077
Written off	(92,614)
Exchange difference	(43,908)	(33,391)
Ending	612,090	670,338
Gross carrying amount [member] | Laboratory [member]
IfrsStatementLineItems [Line Items]
Beginning	2,298,359	2,297,908
Additions		120,184
Written off		(10,817)
Exchange difference	(151,410)	(108,916)
Ending	2,146,949	2,298,359
Gross carrying amount [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
Beginning	1,200	1,260
Additions
Written off
Exchange difference	(79)	(60)
Ending	1,121	1,200
Gross carrying amount [member] | Mobile device [member]
IfrsStatementLineItems [Line Items]
Beginning	1,211	940
Additions		314
Written off
Exchange difference	(79)	(43)
Ending	1,132	1,211
Gross carrying amount [member] | Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Beginning	794,506	754,360
Additions	25,536	85,703
Written off		(10,112)
Exchange difference	(52,789)	(35,445)
Ending	767,253	794,506
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning	277,938	400,616
Additions	30,891	23,466
Written off		(126,204)
Exchange difference	(18,852)	(19,940)
Ending	289,977	277,938
Gross carrying amount [member] | Computer And ICT [member]
IfrsStatementLineItems [Line Items]
Beginning	13,256	4,132
Additions	560	9,249
Written off
Exchange difference	(884)	(125)
Ending	12,932	13,256
Gross carrying amount [member] | Signboard [member]
IfrsStatementLineItems [Line Items]
Beginning
Additions	44,706
Written off
Exchange difference	(784)
Ending	43,922
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning	269,504	283,024
Additions
Written off
Exchange difference	(17,754)	(13,520)
Ending	251,750	269,504
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning	1,654,160	1,312,870
Written off	(89,141)	(78,986)
Exchange difference	(115,403)	(59,585)
Ending	1,905,229	1,654,160
Charge for the financial year	455,613	479,861
Accumulated Depreciation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning	42,187	36,565
Written off	(2,806)
Exchange difference	(2,859)	(1,690)
Ending	43,952	42,187
Charge for the financial year	7,430	7,312
Accumulated Depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning	54,735	49,125
Written off	(2,188)
Exchange difference	(3,702)	(2,285)
Ending	56,547	54,735
Charge for the financial year	7,702	7,895
Accumulated Depreciation [Member] | Medical Equipment [member]
IfrsStatementLineItems [Line Items]
Beginning	2,637	570
Written off		(118)
Exchange difference	(254)	(11)
Ending	6,904	2,637
Charge for the financial year	4,521	2,196
Accumulated Depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning	60,428	46,014
Written off
Exchange difference	(4,280)	(2,069)
Ending	73,143	60,428
Charge for the financial year	16,995	16,483
Accumulated Depreciation [Member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning	381,590	330,758
Written off	(84,147)
Exchange difference	(24,767)	(15,284)
Ending	335,735	381,590
Charge for the financial year	63,059	66,116
Accumulated Depreciation [Member] | Laboratory [member]
IfrsStatementLineItems [Line Items]
Beginning	447,593	229,791
Written off		(1,983)
Exchange difference	(33,305)	(9,204)
Ending	631,811	447,593
Charge for the financial year	217,523	228,989
Accumulated Depreciation [Member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
Beginning	604	509
Written off
Exchange difference	(41)	(24)
Ending	648	604
Charge for the financial year	85	119
Accumulated Depreciation [Member] | Mobile device [member]
IfrsStatementLineItems [Line Items]
Beginning	607	480
Written off
Exchange difference	(42)	(21)
Ending	699	607
Charge for the financial year	134	148
Accumulated Depreciation [Member] | Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Beginning	269,674	187,903
Written off		(6,904)
Exchange difference	(19,401)	(8,273)
Ending	343,502	269,674
Charge for the financial year	93,229	96,948
Accumulated Depreciation [Member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning	133,261	172,196
Written off		(69,981)
Exchange difference	(9,276)	(8,464)
Ending	152,292	133,261
Charge for the financial year	28,307	39,510
Accumulated Depreciation [Member] | Computer And ICT [member]
IfrsStatementLineItems [Line Items]
Beginning	1,449	707
Written off
Exchange difference	(118)	(28)
Ending	2,645	1,449
Charge for the financial year	1,314	770
Accumulated Depreciation [Member] | Signboard [member]
IfrsStatementLineItems [Line Items]
Beginning
Written off
Exchange difference	(101)
Ending	5,601
Charge for the financial year	5,702
Accumulated Depreciation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning	259,395	258,252
Written off
Exchange difference	(17,257)	(12,232)
Ending	251,750	259,395
Charge for the financial year	$ 9,612	$ 13,375